Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	May 31, 2024	May 31, 2023
Income Statement [Abstract]
Grant revenue	$ 208,843	$ 318,629	$ 1,319,531	$ 1,128,002
Operating costs and expenses
Research and development	188,022	269,838	1,156,860	1,336,498
General and administrative	170,900	268,254	614,074	949,188
Total operating costs and expenses	358,922	538,092	1,770,934	2,285,686
Loss from operations	(150,079)	(219,463)	(451,403)	(1,157,684)
Other expense
Interest expense	20,166	10,100	48,599	114,175
Total other expense	20,166	10,100	48,599	114,175
Net loss before income taxes	(170,245)	(229,563)	(500,002)	(1,271,859)
Income taxes	6,030	20,785	114,403	46,572
Net loss	$ (176,275)	$ (250,348)	$ (614,405)	$ (1,318,431)
Net loss per common share, basic	$ (0.04)	$ (0.06)	$ (0.14)	$ (0.30)
Net loss per common share, diluted	$ (0.04)	$ (0.06)	$ (0.14)	$ (0.30)
Weighted average number of common shares outstanding, basic	4,440,891	4,440,891	4,440,891	4,331,439
Weighted average number of common shares outstanding, diluted	4,440,891	4,440,891	4,440,891	4,331,439